Note 7 - Short-term Investments	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of financial instruments held for trading [text block]
7.	SHORT-TERM INVESTMENTS

	As at	As at
	March 31, 2018	March 31, 2017
Fixed income	$-	$23,872
Equities	-	2,383
	$-	$26,255